IFRS 7 Disclosure (Tables)	9 Months Ended
Jul. 31, 2025
Text Block [Abstract]
Summary of Exposure to Credit Risk
Exposure to credit risk
The following table provides our exposure to credit risk by portfolios based upon how we manage the business and the associated risks. Gross credit exposure amounts presented in the table below represent our estimate of exposure at default (EAD), which is net of derivative master netting agreements and credit valuation adjustment (CVA), but is before allowance for credit losses or credit risk mitigation for internal ratings-based (IRB) approaches. Gross credit exposure amounts relating to our business and government portfolios are reduced for collateral held for repo-style transactions, which reflects the EAD value of such collateral. Non-trading equity exposures are not included in the table below as they have been deemed immaterial under the OSFI guidelines, and hence are subject to 100% risk-weighting.

$ millions, as at				2025 Jul. 31				2024 Oct. 31
	IRB approach	(1)	Standardized approach	Total	IRB approach	(1)	Standardized approach	Total
Business and government portfolios
Drawn	$411,940		$16,396	$428,336	$386,836		$15,817	$402,653
Undrawn commitments	65,529		1,214	66,743	62,778		1,183	63,961
Repo-style transactions	506,658		1	506,659	408,201		1	408,202
Other off-balance sheet	18,990		490	19,480	17,078		487	17,565
OTC derivatives	21,100		125	21,225	18,806		126	18,932
Gross EAD on business and government portfolios	1,024,217		18,226	1,042,443	893,699		17,614	911,313
Less: Collateral held for repo-style transactions	481,105		–	481,105	388,767		–	388,767
Net EAD on business and government portfolios	543,112		18,226	561,338	504,932		17,614	522,546
Retail portfolios
Drawn	336,177		6,557	342,734	331,821		6,976	338,797
Undrawn commitments	111,446		4,184	115,630	104,906		3,982	108,888
Other off-balance sheet	471		123	594	444		114	558
Gross EAD on retail portfolios	448,094		10,864	458,958	437,171		11,072	448,243
Securitization exposures (2)	38,654		28,785	67,439	30,901		21,251	52,152
Gross EAD (3)	$1,510,965		$57,875	$1,568,840	$1,361,771		$49,937	$1,411,708
Net EAD (3)	$1,029,860		$57,875	$1,087,735	$973,004		$49,937	$1,022,941
(1)	Includes exposures subject to the supervisory slotting approach.
(2)
OSFI guidelines define a hierarchy of approaches for treating securitization exposures in our banking book. Depending on the underlying characteristics, exposures are eligible for either the standardized approach or the IRB approach. The external ratings-based approach (SEC-ERBA), which is inclusive of the internal assessment approach (SEC-IAA), includes exposures that qualify for the IRB approach, as well as exposures under the standardized approach.

(3)
Excludes exposures arising from derivative and repo-style transactions which are cleared through qualified central counterparties (QCCPs) as well as credit risk exposures arising from other assets that are subject to the credit risk framework, including other balance sheet assets which are risk-weighted at 100%, significant investments in the capital of non-financial institutions which are risk-weighted at 1250%, settlement risk, and amounts below the thresholds for deduction which are risk-weighted at 250%. Non-trading equity exposures are also excluded and are subject to a range of risk-weightings dependent on the nature of the security.

Summary of Loans Contractually Past Due But Not Impaired

$ millions, as at			2025 Jul. 31	2024 Oct. 31
	31 to 90 days	Over 90 days	Total	Total
Residential mortgages	$1,134	$–	$1,134	$1,216
Personal	231	–	231	261
Credit card	241	157	398	392
Business and government	338	–	338	226
	$1,944	$157	$2,101	$2,095

Summary of Market Risks by Type of Risks
The following table shows VaR for our trading activities based on risk type.

	As at or for the three months ended								As at or for the nine months ended
$ millions				2025 Jul. 31		2025 Apr. 30		2024 Jul. 31	2025 Jul. 31	2024 Jul. 31
	High	Low	As at	Average	As at	Average	As at	Average	Average	Average
Interest rate risk	$11.9	$4.3	$9.0	$7.4	$6.6	$7.0	$7.4	$11.2	$7.8	$9.8
Credit spread risk	2.0	1.2	1.3	1.6	1.4	1.6	2.6	2.8	1.8	2.5
Equity risk	11.6	7.5	9.5	9.5	10.0	12.2	6.7	6.2	9.8	6.1
Foreign exchange risk	2.8	0.6	0.8	1.0	1.1	1.1	0.8	1.4	1.2	1.3
Commodity risk	3.2	1.5	2.5	2.3	2.3	5.0	3.3	3.3	3.4	2.8
Diversification effect (1)	n/m	n/m	(13.3)	(10.6)	(10.8)	(13.1)	(10.1)	(11.8)	(12.1)	(10.7)
Total VaR (one-day measure)	$15.0	$9.2	$9.8	$11.2	$10.6	$13.8	$10.7	$13.1	$11.9	$11.8
(1)	Total VaR is less than the sum of the VaR of the different market risk types due to risk offsets resulting from a portfolio diversification effect.

Summary of Structural Interest Rate Sensitivity - Measures

$ millions (pre-tax), as at		2025 Jul. 31			2025 Apr. 30			2024 Jul. 31
	CAD (1)	USD	Total	CAD (1)	USD	Total	CAD (1)	USD	Total
100 basis point increase in interest rates
Increase (decrease) in net interest income	$116	$31	$147	$84	$37	$121	$145	$79	$224
Increase (decrease) in EVE	(1,072)	(441)	(1,513)	(1,055)	(457)	(1,512)	(919)	(406)	(1,325)
100 basis point decrease in interest rates
Increase (decrease) in net interest income	(191)	(34)	(225)	(148)	(41)	(189)	(191)	(80)	(271)
Increase (decrease) in EVE	922	437	1,359	903	463	1,366	831	417	1,248
(1)	Includes CAD and other currency exposures.

Summary of Encumbered and Unencumbered Assets from On- and Off-Balance Sheet Sources
Encumbered and unencumbered liquid assets from on- and off-balance sheet sources are summarized as follows:

$ millions, as at		Bank owned liquid assets	Securities received as collateral	Total liquid assets	Encumbered liquid assets	Unencumbered liquid assets	(1)
2025	Cash and deposits with banks	$55,187	$–	$55,187	$282	$54,905
Jul. 31	Securities issued or guaranteed by sovereigns, central banks, and multilateral development banks	184,041	118,248	302,289	187,527	114,762
	Other debt securities	6,934	13,251	20,185	9,103	11,082
	Equities	70,459	36,042	106,501	65,016	41,485
	Canadian government guaranteed National Housing Act mortgage-backed securities	31,334	3,773	35,107	22,990	12,117
	Other liquid assets (2)	18,666	4,688	23,354	8,119	15,235
		$366,621	$176,002	$542,623	$293,037	$249,586
2024	Cash and deposits with banks	$48,064	$–	$48,064	$560	$47,504
Oct. 31	Securities issued or guaranteed by sovereigns, central banks, and multilateral development banks	178,324	108,499	286,823	146,992	139,831
	Other debt securities	6,093	11,328	17,421	3,696	13,725
	Equities	58,102	33,424	91,526	54,269	37,257
	Canadian government guaranteed National Housing Act mortgage-backed securities	35,155	2,038	37,193	20,263	16,930
	Other liquid assets (2)	16,021	2,849	18,870	8,971	9,899
		$341,759	$158,138	$499,897	$234,751	$265,146
(1)	Unencumbered liquid assets are defined as on-balance sheet assets, assets borrowed or purchased under resale agreements, and other off-balance sheet collateral received less encumbered liquid assets.
(2)	Includes cash pledged as collateral for derivatives transactions, select asset-backed securities and precious metals.

Summary of Contractual Maturity Profile of On-Balance Sheet Assets, Liabilities and Equity at their Carrying Values
The following table provides the contractual maturity profile of our on-balance sheet assets, liabilities and equity at their carrying values. Contractual analysis is not representative of our liquidity risk exposure, however, this information serves to inform our management of liquidity risk, and provide input when modelling a behavioural balance sheet.

$ millions, as at July 31, 2025	Less than 1 month	1–3 months	3–6 months	6–9 months	9–12 months	1–2 years	2–5 years	Over 5 years	No specified maturity	Total
Assets
Cash and non-interest-bearing deposits with banks (1)	$19,101	$–	$–	$–	$–	$–	$–	$–	$–	$19,101
Interest-bearing deposits with banks	36,086	–	–	–	–	–	–	–	–	36,086
Securities	8,949	10,392	13,998	5,904	7,308	34,917	68,108	50,988	74,433	274,997
Cash collateral on securities borrowed	21,690	–	–	–	–	–	–	–	–	21,690
Securities purchased under resale agreements	46,936	17,496	12,820	2,350	3,558	3,044	6	–	–	86,210
Loans
Residential mortgages	4,914	13,288	20,049	15,364	34,861	86,693	100,753	10,013	–	285,935
Personal	980	865	586	1,000	684	743	4,875	5,230	32,296	47,259
Credit card	448	895	1,343	1,343	1,343	5,373	10,576	–	–	21,321
Business and government (2)	4,624	7,437	14,732	12,916	19,759	54,693	82,645	22,927	11,681	231,414
Allowance for credit losses	–	–	–	–	–	–	–	–	(4,285)	(4,285)
Derivative instruments	2,516	4,574	4,229	2,464	1,597	6,008	7,538	5,688	–	34,614
Other assets	–	–	–	–	–	–	–	–	47,913	47,913
	$146,244	$54,947	$67,757	$41,341	$69,110	$191,471	$274,501	$94,846	$162,038	$1,102,255
October 31, 2024	$130,008	$45,680	$57,993	$52,094	$61,184	$186,218	$260,975	$101,546	$146,287	$1,041,985
Liabilities
Deposits (3)	$40,083	$45,283	$53,647	$57,171	$53,307	$50,002	$69,340	$24,624	$399,215	$792,672
Obligations related to securities sold short	20,827	–	–	–	–	–	–	–	–	20,827
Cash collateral on securities lent	5,304	–	–	–	–	–	–	–	–	5,304
Obligations related to securities sold under repurchase agreements	105,477	34,996	1,562	–	–	624	3,000	–	–	145,659
Derivative instruments	3,466	4,257	4,283	2,158	2,258	6,267	4,522	9,338	3	36,552
Other liabilities (2)	23	46	70	71	69	258	568	782	28,779	30,666
Subordinated indebtedness	–	–	–	–	–	–	131	7,568	–	7,699
Equity	–	–	–	–	–	–	–	–	62,876	62,876
	$175,180	$84,582	$59,562	$59,400	$55,634	$57,151	$77,561	$42,312	$490,873	$1,102,255
October 31, 2024	$188,502	$48,833	$75,616	$49,168	$46,158	$55,388	$73,705	$39,445	$465,170	$1,041,985
(1)	Cash includes interest-bearing demand deposits with Bank of Canada.
(2)	Certain information has been revised to conform to the presentation adopted in the first quarter of 2025.
(3)
Comprises $256.1 billion (October 31, 2024: $252.9 billion) of personal deposits; $509.5 billion (October 31, 2024: $492.0 billion) of business and government deposits and secured borrowings; and $27.1 billion (October 31, 2024: $20.0 billion) of bank deposits.

Summary of Off-Balance Sheet Credit Related Commitments
The following table provides the contractual maturity of notional amounts of credit-related commitments. Since a significant portion of commitments are expected to expire without being drawn upon, the total of the contractual amounts is not representative of future liquidity requirements.

$ millions, as at July 31, 2025	Less than 1 month	1–3 months	3–6 months	6–9 months	9–12 months	1–2 years	2–5 years	Over 5 years	No specified maturity	(1)	Total
Unutilized credit commitments	$2,641	$10,815	$4,839	$6,644	$8,867	$25,194	$89,379	$5,321	$257,984		$411,684
Standby and performance letters of credit	6,023	3,042	5,455	4,066	4,745	576	802	186	–		24,895
Backstop liquidity facilities	–	198	28,680	57	132	405	–	–	–		29,472
Documentary and commercial letters of credit	24	98	40	4	4	–	20	–	–		190
Other (2)	1,637	–	–	–	–	–	–	–	56		1,693
	$10,325	$14,153	$39,014	$10,771	$13,748	$26,175	$90,201	$5,507	$258,040		$467,934
October 31, 2024	$18,455	$35,462	$8,910	$11,720	$12,084	$26,766	$77,636	$3,562	$245,816		$440,411
(1)	Includes $198.6 billion (October 31, 2024: $189.6 billion) of personal, home equity and credit card lines, which are unconditionally cancellable at our discretion.
(2)	Includes forward-dated securities financing trades.

Summary of Contractual Maturities of Other Contractual Obligations Affecting Our Funding Needs
The following table provides the contractual maturities of other off-balance sheet contractual obligations affecting our funding needs:

$ millions, as at July 31, 2025	Less than 1 month	1–3 months	3–6 months	6–9 months	9–12 months	1–2 years	2–5 years	Over 5 years	Total
Purchase obligations (1)	$110	$220	$312	$236	$238	$597	$746	$254	$2,713
Future lease commitments (2)	–	1	5	6	6	33	94	427	572
Investment commitments	–	1	1	12	–	10	49	460	533
Underwriting commitments	311	–	–	–	–	–	–	–	311
Pension contributions (3)	14	28	–	–	–	–	–	–	42
	$435	$250	$318	$254	$244	$640	$889	$1,141	$4,171
October 31, 2024 (2)	$607	$263	$292	$321	$279	$737	$850	$1,203	$4,552
(1)
Obligations that are legally binding agreements whereby we agree to purchase products or services with specific minimum or baseline quantities defined at fixed, minimum or variable prices over a specified period of time are defined as purchase obligations. Purchase obligations are included through to the termination date specified in the respective agreements, even if the contract is renewable. Many of the purchase agreements for goods and services include clauses that would allow us to cancel the agreement prior to expiration of the contract within a specific notice period. However, the amount above includes our obligations without regard to such termination clauses (unless actual notice of our intention to terminate the agreement has been communicated to the counterparty). The table excludes purchases of debt and equity instruments that settle within standard market time frames.

(2)
Excludes lease obligations that are accounted for under IFRS 16, which are recognized on the interim consolidated balance sheet, and operating and tax expenses relating to lease commitments. The table includes lease obligations that are not accounted for under IFRS 16, including those related to future starting lease commitments for which we have not yet recognized a lease liability and right-of-use asset.

(3)
Includes estimated minimum funding contributions for our funded defined benefit pension plans in Canada, the U.S., the U.K., and the Caribbean. Estimated minimum funding contributions are included only for the remaining annual period ending October 31, 2025 as the minimum contributions are affected by various factors, such as market performance and regulatory requirements, and therefore are subject to significant variability.